Note 13 - Capital Structure (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 13 - Capital Structure (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	183,380	2,670,340
Stock Issued During Period, Stock Options Exercised, Percentage of Shares, Outstanding	0.01%	0.27%
Stock Repurchased During Period, Value (in Yuan Renminbi)	(9,244)	(13,722)
American Depositary Shares [Member]
Note 13 - Capital Structure (Details) [Line Items]
Stock Repurchased During Period, Shares	193,165	155,311
Stock Repurchased During Period, Shares, Percentage	0.38%	0.31%
Stock Repurchased During Period, Value (in Yuan Renminbi)	9,244	13,722
Ordinary Shares [Member]
Note 13 - Capital Structure (Details) [Line Items]
Stock Repurchased During Period, Shares	3,863,300	3,106,220